SEGMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Product Information [Line Items]
Net revenues	$ 5,038	$ 4,966	$ 9,848	$ 9,948
Branded CNS [Member]
Product Information [Line Items]
Net revenues	1,415	1,353	2,738	2,573
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	313	253	679	518
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	117	110	227	239
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	334	293	602	557
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	92	81	177	159
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	1,141	1,054	2,147	1,978
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	108	105	221	212
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	51	91	154	176
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	135	128	308	252
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	116	83	250	181
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	207	179	362	336
Branded [Member]
Product Information [Line Items]
Net revenues	$ 2,271	$ 2,090	$ 4,423	$ 4,046